Revenues from Continuing Operations - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017
Disclosure Of Revenue [Line Items]
Milestone and licensing revenues		$ 19,724
China
Disclosure Of Revenue [Line Items]
Milestone and licensing revenues	$ 19,724